Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000105307 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 30,574,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034429 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[2]
Net Assets	$ 30,574,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034430 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[3]
Net Assets	$ 30,574,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007805 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Investor Shares
Trading Symbol	VTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[4]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007808 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	ETF Shares
Trading Symbol	VTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[5]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007806 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[6]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000170276 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[7]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000155407 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[8]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007807 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[9]
Net Assets	$ 1,912,141,000,000
Holdings Count | Holding	3,580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000096112 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[10]
Net Assets	$ 152,992,000,000
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007798 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[11]
Net Assets	$ 152,992,000,000
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007795 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	NAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[12]
Net Assets	$ 152,992,000,000
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007796 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[13]
Net Assets	$ 152,992,000,000
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007797 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[14]
Net Assets	$ 152,992,000,000
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007779 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Investor Shares
Trading Symbol	VEXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[15]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007782 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	ETF Shares
Trading Symbol	VXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[16]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007780 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[17]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000096110 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[18]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007781 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[19]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000170275 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[20]
Net Assets	$ 112,794,000,000
Holdings Count | Holding	3,424
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000105306 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[21]
Net Assets	$ 31,473,000,000
Holdings Count | Holding	128
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[22]
Net Assets	$ 36,902,000,000
Holdings Count | Holding	577
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034427 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[23]
Net Assets	$ 31,473,000,000
Holdings Count | Holding	128
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034428 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[24]
Net Assets	$ 31,473,000,000
Holdings Count | Holding	128
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000105304 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[25]
Net Assets	$ 36,902,000,000
Holdings Count | Holding	577
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007799 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[26]
Net Assets	$ 36,902,000,000
Holdings Count | Holding	577
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007801 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VBK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[27]
Net Assets	$ 36,902,000,000
Holdings Count | Holding	577
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000096111 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[28]
Net Assets	$ 192,480,000,000
Holdings Count | Holding	316
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[29]
Net Assets	$ 55,602,000,000
Holdings Count | Holding	846
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007804 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[30]
Net Assets	$ 55,602,000,000
Holdings Count | Holding	846
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007803 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[31]
Net Assets	$ 55,602,000,000
Holdings Count | Holding	846
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000105305 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[32]
Net Assets	$ 55,602,000,000
Holdings Count | Holding	846
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007791 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[33]
Net Assets	$ 192,480,000,000
Holdings Count | Holding	316
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007794 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[34]
Net Assets	$ 192,480,000,000
Holdings Count | Holding	316
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007792 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[35]
Net Assets	$ 192,480,000,000
Holdings Count | Holding	316
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007793 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[36]
Net Assets	$ 192,480,000,000
Holdings Count | Holding	316
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Annualized.
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[34]	Annualized.
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[36]	Annualized.